Financial Instruments and Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - USD ($)	Jul. 31, 2025	Oct. 31, 2024
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 646,919	$ 526,056
Due to related parties	49,820	48,962
Lease liability	28,439	53,142
Total	725,178	628,160
Within 1 year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	646,919	526,056
Due to related parties	49,820	48,962
Lease liability	28,439	36,726
Total	725,178	611,744
Within 2-5 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liability		16,416
Total		$ 16,416